Significant Accounting Policies (Details) - Schedule of Land Use Rights	12 Months Ended
Sep. 30, 2023
Minimum [Member]
Schedule of Land Use Rights [Line Items]
Land use rights	20 years
Maximum [Member]
Schedule of Land Use Rights [Line Items]
Land use rights	50 years